Consolidated Statements of Changes in Equity (Parenthetical) € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€) € / shares
Dividend paid per share (in euros per share) | € / shares	€ 3.92
Exercise of stock options	€ 15
Reduction in share capital	0
Taxes on Share Cancellations	15	[1]
Other changes arising from issuance of restricted shares	15	[2]
Other movements (b)	(34)	[3]
Exercise of stock options	15
Additional paid-in capital
Exercise of stock options	14
Exercise of stock options	14
Share capital
Exercise of stock options	1
Reduction in share capital	(74)
Exercise of stock options	1
Reserves and retained earnings
Reduction in share capital	(3,794)
Other changes arising from issuance of restricted shares	15	[2]
Other movements (b)	0	[3]
Treasury shares
Reduction in share capital	3,868
Taxes on Share Cancellations	15	[1]
Attributable to equity holders of Sanofi
Exercise of stock options	15
Taxes on Share Cancellations	15	[1]
Other changes arising from issuance of restricted shares	15	[2]
Other movements (b)	0	[3]
Exercise of stock options	€ 15

[1]	Reflects new regulations implemented on the taxation of share cancellations in Article 95 of the French Finance Bill for 2025.
[2]	For 2025, this line comprises the impact of the issuance of restricted shares to former employees of Opella subsequent to the date on which Sanofi lost control of Opella.
[3]	(e)This line comprises the impact of the derecognition of the non-controlling interests in Opella (see Note B.1.).